united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Jen Farrell, Gemini Fund Services, LLC.

4221 N 203rd St., Suite 100, Elkhorn, NE 68022-3474

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 5/31

Date of reporting period: 11/30/19

Item 1. Reports to Stockholders.

FormulaFolios Hedged Growth ETF (FFHG)
FormulaFolios Smart Growth ETF (FFSG)
FormulaFolios Tactical Growth ETF( FFTG)
FormulaFolios Tactical Income ETF (FFTI)

Semi-Annual Report
November 30, 2019

1-888-562-8880
www.formulafoliofunds.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the FormulaFolios ETFs. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC. Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.formulafoliofunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically or to continue receiving paper copies of shareholder reports, which are available free of charge, by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

FormulaFolios Hedged Growth ETF
PORTFOLIO REVIEW (Unaudited)
November 30, 2019

The Fund’s performance figures* for the periods ended November 30, 2019, as compared to its benchmark:

	Six	One	Since
	Months	Year	Inception***
FormulaFolios Hedged Growth ETF - NAV	8.73%	3.42%	5.68%
FormulaFolios Hedged Growth ETF - Market Price	8.65%	3.80%	5.68%
Barclay Hedged Equity Long/Short Index**	3.15%	7.15%	5.18%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Returns are calculated using the traded net asset value or “NAV” on November 30, 2019. Performance data current to the most recent month end may be obtained by visiting www.FormulaFolioFunds.com or by calling 1-888-562-8880.

The Fund’s per share NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing investment company shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses are 1.24% per the most recent prospectus.

**	Barclay Hedged Equity Long/Short Index’s directional strategy involves equity-oriented investing on both the long and short sides of the market. The objective is not to be market neutral. Managers have the ability to shift from value to growth, from small to medium to large capitalization stocks, and from a net long position to a net short position. Managers may use futures and options to hedge. The focus may be regional or sector specific. Investors cannot invest directly in an index.

***	As of the close of business on the day of commencement of trading on June 6, 2017.

The Fund’s top asset classes are as follows:

Asset Class	% of Net Assets
Exchange Traded Funds-Equity Funds	97.6%
Other Assets in Excess of Liabilities	2.4%
Total	100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

FormulaFolios Smart Growth ETF
PORTFOLIO REVIEW (Unaudited)
November 30, 2019

The Fund’s performance figures* for the periods ended November 30, 2019, as compared to its benchmark:

	Six	One	Since
	Months	Year	Inception***
FormulaFolios Smart Growth ETF - NAV	11.54%	10.75%	6.51%
FormulaFolios Smart Growth ETF - Market Price	11.67%	10.74%	6.53%
Dow Jones Aggressive Portfolio Index**	10.01%	12.27%	6.66%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Returns are calculated using the traded net asset value or “NAV” on November 30, 2019. Performance data current to the most recent month end may be obtained by visiting www.FormulaFolioFunds.com or by calling 1-888-562-8880.

The Fund’s per share NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing investment company shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses are 0.71% per the most recent prospectus.

**	Dow Jones Aggressive Portfolio Index is a benchmark designed for asset allocation strategists who are willing to take 100% of the risk of the global securities market. It is a total returns index formed by equally weighing nine equity style indexes with monthly rebalancing. The nine equity style Indexes Include: Dow Jones U.S. Large Cap Value, Dow Jones U.S. Large Cap Growth, Dow Jones U.S. Mid Cap Value, Dow Jones U.S. Small Cap Value, Dow Jones U.S. Mid Cap Growth, Dow Jones U.S. Small Cap Growth, Dow Jones Emerging Markets LN, Dow Jones Europe/Canada, and Dow Jones Asia/Pacific. Investors cannot invest directly in an index.

***	As of the close of business on the day of commencement of trading on November 1, 2017.

The Fund’s top asset classes are as follows:

Asset Class	% of Net Assets
Exchange Traded Funds-Equity Funds	99.7%
Other Assets in Excess of Liabilities	0.3%
Total	100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

FormulaFolios Tactical Growth ETF
PORTFOLIO REVIEW (Unaudited)
November 30, 2019

The Fund’s performance figures* for the periods ended November 30, 2019, as compared to its benchmark:

	Six	One	Since
	Months	Year	Inception***
FormulaFolios Tactical Growth ETF - NAV	12.83%	12.99%	4.69%
FormulaFolios Tactical Growth ETF - Market Price	12.83%	12.93%	4.71%
Barclay Hedge Global Macro Index**	0.17%	6.77%	5.38%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Returns are calculated using the traded net asset value “NAV” on November 30, 2019. Performance data current to the most recent month end may be obtained by visiting www.FormulaFolioFunds.com or by calling 1-888-562-8880.

The Fund’s per share NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing investment company shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses are 1.09% per the most recent prospectus.

**	Barclay Hedge Global Macro Index managers carry long and short positions in any of the world’s major capital or derivative markets. These positions reflect their views on overall market direction as influenced by major economic trends and or events. The portfolios of these funds can include stocks, bonds, currencies, and commodities in the form of cash or derivatives instruments. Most funds invest globally in both developed and emerging markets. Investors cannot invest directly in an index.

***	As of the close of business on the day of commencement of trading on November 1, 2017.

The Fund’s top asset classes are as follows:

Asset Class	% of Net Assets
Exchange Traded Funds-Equity Funds	80.1%
Exchange Traded Fund-Commodity Fund	19.2%
Other Assets in Excess of Liabilities	0.7%
Total	100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

FormulaFolios Tactical Income ETF
PORTFOLIO REVIEW (Unaudited)
November 30, 2019

The Fund’s performance figures* for the periods ended November 30, 2019, as compared to its benchmark:

	Six	One	Since
	Months	Year	Inception***
FormulaFolios Tactical Income ETF - NAV	4.90%	9.17%	3.05%
FormulaFolios Tactical Income ETF - Market Price	4.82%	9.08%	3.05%
Bloomberg Barclays US Aggregate Bond Index**	6.11%	15.18%	5.26%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Returns are calculated using the traded net asset value or “NAV” on November 30, 2019. Performance data current to the most recent month end may be obtained by visiting www.FormulaFolioFunds.com or by calling 1-888-562-8880.

The Fund’s per share NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing investment company shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses are 1.04% per the most recent prospectus.

**	The Bloomberg Barclays US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and non-agency). Investors cannot invest directly in an index.

***	As of the close of business on the day of commencement of trading on June 6, 2017.

The Fund’s top asset classes are as follows:

Asset Class	% of Net Assets
Exchange Traded Funds-Fixed Income Funds	98.4%
Other Assets in Excess of Liabilities	1.6%
Total	100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

FormulaFolios Hedged Growth ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
November 30, 2019

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 97.6%
	EQUITY FUNDS - 97.6%
159,782	Health Care Select Sector SPDR Fund +	$15,896,711
24,606	iShares Core S&P 500 ETF	7,776,972
38,504	iShares Core S&P Mid-Cap ETF	7,743,154
198,992	iShares Core S&P Small-Cap ETF	16,279,536
61,432	iShares S&P 100 ETF	8,620,753
76,562	ProShares Ultra MidCap 400	3,291,400
45,118	ProShares Ultra Russell 2000	3,299,931
23,150	ProShares Ultra S&P 500	3,311,144

	TOTAL EXCHANGE TRADED FUNDS (Cost - $60,490,826)	66,219,601

	COLLATERAL FOR SECURITIES LOANED - 18.9%
12,839,400	Fidelity Investments Money Market Government Portfolio - Institutional Class, 1.57% *
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $12,839,400)	12,839,400

	TOTAL INVESTMENTS - 116.5% (Cost - $73,330,226)	$79,059,001
	LIABILITIES IN EXCESS OF OTHER ASSETS - (16.5)%	(11,186,922)
	NET ASSETS - 100.0%	$67,872,079

+	-	All or a portion of this security is on loan. Total loaned securities had a value of $12,579,840 at November 30, 2019.

*	-	Money Market Fund; Interest rate reflects seven-day effective yield on November 30, 2019

ETF	–	Exchange Traded Fund

SPDR	-	Standard & Poor’s Depositary Receipts

S&P	-	Standard and Poor’s

See accompanying notes to financial statements.

FormulaFolios Smart Growth ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
November 30, 2019

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 99.7%
	EQUITY FUNDS - 99.7%
117,338	iShares Core MSCI EAFE ETF	$7,488,511
91,490	iShares Core MSCI Emerging Markets ETF	4,681,544
59,304	iShares Core S&P 500 ETF	18,743,622
48,820	iShares Core S&P Mid-Cap ETF	9,817,702
119,504	iShares Core S&P Small-Cap ETF	9,776,622
63,766	iShares U.S. Real Estate ETF +	5,942,991

	TOTAL EXCHANGE TRADED FUNDS (Cost - $53,494,316)	56,450,992

	COLLATERAL FOR SECURITIES LOANED - 1.6%
887,220	Fidelity Investments Money Market Government Portfolio - Institutional Class, 1.57% *
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $887,220)	887,220

	TOTAL INVESTMENTS - 101.3% (Cost - $54,381,536)	$57,338,212
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.3)%	(714,050)
	NET ASSETS - 100.0%	$56,624,162

+	-	All or a portion of this security is on loan. Total loaned securities had a value of $5,607,600 at November 30, 2019.

*	-	Money Market Fund; Interest rate reflects seven-day effective yield on November 30, 2019

EAFE	-	Europe, Australasia, and Far East

ETF	-	Exchange Traded Fund

MSCI	-	Morgan Stanley Capital Investment

S&P	-	Standard and Poor’s

See accompanying notes to financial statements.

FormulaFolios Tactical Growth ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
November 30, 2019

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 99.3%
	COMMODITY FUNDS - 19.2%
259,888	Invesco DB Gold Fund*	$11,582,870

	EQUITY FUNDS - 80.1%
106,743	iShares U.S. Real Estate ETF +	9,948,448
307,826	VanEck Vectors Gold Miners ETF	8,335,928
104,980	Vanguard Real Estate ETF	9,770,489
125,488	Vanguard Total Stock Market ETF	20,080,590
		48,135,455

	TOTAL EXCHANGE TRADED FUNDS (Cost - $52,538,104)	59,718,325

	COLLATERAL FOR SECURITIES LOANED - 11.0%
6,573,060	Fidelity Investments Money Market Government Portfolio - Institutional Class, 1.57% **
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $6,573,060)	6,573,060

	TOTAL INVESTMENTS - 110.3% (Cost - $59,111,164)	$66,291,385
	LIABILITIES IN EXCESS OF OTHER ASSETS - (10.3)%	(6,176,582)
	NET ASSETS - 100.0%	$60,114,803

+	-	All or a portion of this security is on loan. Total loaned securities had a value of $9,476,844 at November 30, 2019.

*	-	Affiliated issue due to 5% ownership (See Note 7)

**	-	Money Market Fund; Interest rate reflects seven-day effective yield on November 30, 2019

ETF	-	Exchange Traded Fund

See accompanying notes to financial statements.

FormulaFolios Tactical Income ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
November 30, 2019

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 98.4%
	FIXED INCOME FUNDS - 98.4%
704,652	Invesco Fundamental High Yield Corporate Bond ETF	$13,409,527
211,592	iShares 20+ Year Treasury Bond ETF	29,711,749
247,946	iShares 7-10 Year Treasury Bond ETF	27,663,335
219,674	iShares iBoxx $ Investment Grade Corporate Bond ETF	28,111,682
541,844	iShares iBoxx High Yield Corporate Bond ETF	47,107,917
360,198	iShares Preferred & Income Securities ETF	13,399,366
430,447	SPDR Bloomberg Barclays High Yield Bond ETF	46,634,628
218,619	VanEck Vectors High-Yield Municipal Index ETF +	14,079,064
300,446	Vanguard Intermediate-Term Corporate Bond ETF	27,454,755

	TOTAL EXCHANGE TRADED FUNDS (Cost - $238,283,170)	247,572,023

	COLLATERAL FOR SECURITIES LOANED - 0.5%
1,214,400	Fidelity Investments Money Market Government Portfolio - Institutional Class, 1.57% *
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $1,214,400)	1,214,400

	TOTAL INVESTMENTS - 98.9% (Cost - $239,497,570)	$248,786,423
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%	2,710,706
	NET ASSETS - 100.0%	$251,497,129

+	-	All or a portion of this security is on loan. Total loaned securities had a value of $1,185,144 at November 30, 2019.

*	-	Money Market Fund; Interest rate reflects seven-day effective yield on November 30, 2019

ETF	-	Exchange Traded Fund

SPDR	-	Standard & Poor’s Depositary Receipts

See accompanying notes to financial statements.

FormulaFolios ETFs
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
November 30, 2019

	FormulaFolios	FormulaFolios		FormulaFolios		FormulaFolios
	Hedged Growth	Smart Growth		Tactical Growth		Tactical Income
	ETF	ETF		ETF		ETF
ASSETS
Investment securities:
At cost	$73,330,226	$54,381,536		$59,111,164		$239,497,570
At value *	$79,059,001	$57,338,212		$66,291,385		$248,786,423
Cash and cash equivalents	1,706,588	5,041,621	**	3,538,430	**	4,080,695
Prepaid expenses and other assets	1,702	1,368		1,343		6,015
TOTAL ASSETS	80,767,291	62,381,201		69,831,158		252,873,133

LIABILITIES
Security lending collateral (Note 6)	12,839,400	5,724,000		9,673,560		1,214,400
Investment advisory fees payable	33,669	13,215		24,815		121,533
Payable to related parties	2,339	1,231		628		6,554
Trustee fees payable	2,550	2,511		2,584		2,692
Accrued expenses and other liabilities	17,254	16,082		14,768		30,825
TOTAL LIABILITIES	12,895,212	5,757,039		9,716,355		1,376,004
NET ASSETS	$67,872,079	$56,624,162		$60,114,803		$251,497,129

Composition of Net Assets:
Paid in capital ($0 par value, unlimited shares authorized)	$65,150,685	$53,266,775		$56,417,850		$248,617,092
Accumulated earnings	2,721,394	3,357,387		3,696,953		2,880,037
NET ASSETS	$67,872,079	$56,624,162		$60,114,803		$251,497,129

Net Asset Value Per Share:
Shares:
Net Assets	$67,872,079	$56,624,162		$60,114,803		$251,497,129
Shares of beneficial interest outstanding	2,450,000	2,050,000		2,250,000		10,100,000

Net asset value (Net Assets ÷ Shares Outstanding), offering and redemption price per share	$27.70	$27.62		$26.72		$24.90

Net asset value at Market Price	$27.71	$27.63		$26.73		$24.90

*	Includes market value of securities on loan.

**	A portion of Cash and cash equivalents is held as Collateral for security lending.

See accompanying notes to financial statements.

FormulaFolios ETFs
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended November 30, 2019

	FormulaFolios	FormulaFolios	FormulaFolios	FormulaFolios
	Hedged Growth	Smart Growth	Tactical Growth	Tactical Income
	ETF	ETF	ETF	ETF
INVESTMENT INCOME
Dividends	$579,133	$613,590	$449,297	$4,696,124
Securities Lending	1,537	659	1,154	2,570
TOTAL INVESTMENT INCOME	580,670	614,249	450,451	4,698,694

EXPENSES
Investment advisory fees	262,859	95,594	171,434	713,917
Administrative services fees	27,334	20,007	20,023	64,489
Printing expenses	8,726	4,809	6,322	17,203
Professional fees	8,125	8,125	8,125	8,125
Custodian fees	7,945	7,151	8,028	10,967
Legal fees	7,931	8,013	8,301	7,960
Trustees fees and expenses	6,868	6,829	6,902	7,009
Transfer agent fees	6,723	5,270	5,720	5,125
Compliance officer fees	5,409	5,006	5,090	10,699
Insurance expense	1,691	1,264	1,270	6,036
Interest expense	1,347	—	—	—
Other expenses	44	4,713	2,730	22
TOTAL EXPENSES	345,002	166,781	243,945	851,552

Less: Fees waived and/or expenses reimbursed by the Adviser	(31,442)	(3,354)	(15,144)	—

NET EXPENSES	313,560	163,427	228,801	851,552
NET INVESTMENT INCOME	267,110	450,822	221,650	3,847,142

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from investments	(2,471,192)	—	—	49,477
Net realized gain from in-kind redemptions	90,705	416,224	—	722,142
Net change in unrealized appreciation on investments	7,740,313	5,063,402	6,293,089	6,603,661
NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	5,359,826	5,479,626	6,293,089	7,375,280

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,626,936	$5,930,448	$6,514,739	$11,222,422

See accompanying notes to financial statements.

FormulaFolios ETFs
STATEMENTS OF CHANGES IN NET ASSETS
FormulaFolios Hedged Growth ETF

	For the Six Months Ended	For the Year Ended
	November 30, 2019	May 31, 2019
FROM OPERATIONS	(Unaudited)
Net investment income	$267,110	$291,865
Net realized loss from investments	(2,471,192)	(174,871)
Net realized gain from in-kind redemptions	90,705	240,009
Net change in unrealized appreciation (depreciation) on investments	7,740,313	(6,013,424)
Net increase (decrease) in net assets resulting from operations	5,626,936	(5,656,421)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(295,850)	(1,499,930)
Total Distributions to shareholders	(295,850)	(1,499,930)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	6,730,892	19,950,094
Cost of shares redeemed	(9,460,981)	(10,585,644)
Net increase (decrease) in net assets from shares of beneficial interest	(2,730,089)	9,364,450

TOTAL INCREASE IN NET ASSETS	2,600,997	2,208,099

NET ASSETS
Beginning of period	65,271,082	63,062,983
End of period	$67,872,079	$65,271,082

SHARE ACTIVITY
Shares Sold	250,000	700,000
Shares Redeemed	(350,000)	(400,000)
Net increase (decrease) in shares of beneficial interest outstanding	(100,000)	300,000

See accompanying notes to financial statements.

FormulaFolios ETFs
STATEMENTS OF CHANGES IN NET ASSETS
FormulaFolios Smart Growth ETF

	For the Six Months Ended	For the Year Ended
	November 30, 2019	May 31, 2019
	(Unaudited)
FROM OPERATIONS
Net investment income	$450,822	$530,385
Net realized gain (loss) from in-kind redemptions	416,224	(59,523)
Net change in unrealized appreciation (depreciation) on investments	5,063,402	(2,499,741)
Net increase (decrease) in net assets resulting from operations	5,930,448	(2,028,879)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(466,335)	(569,513)
From distributions to shareholders	(466,335)	(569,513)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	3,971,610	33,245,105
Cost of shares redeemed	(3,404,587)	(2,887,416)
Net increase in net assets from shares of beneficial interest	567,023	30,357,689

TOTAL INCREASE IN NET ASSETS	6,031,136	27,759,297

NET ASSETS
Beginning of period	50,593,026	22,833,729
End of period	$56,624,162	$50,593,026

SHARE ACTIVITY
Shares Sold	150,000	1,275,000
Shares Redeemed	(125,000)	(125,000)
Net increase in shares of beneficial interest outstanding	25,000	1,150,000

See accompanying notes to financial statements.

FormulaFolios ETFs
STATEMENTS OF CHANGES IN NET ASSETS
FormulaFolios Tactical Growth ETF

	For the Six Months Ended	For the Year Ended
	November 30, 2019	May 31, 2019
FROM OPERATIONS	(Unaudited)
Net investment income	$221,650	$662,705
Net realized loss from investments	—	(3,172,677)
Net realized gain from in-kind redemptions	—	222,165
Net change in unrealized appreciation on investments	6,293,089	619,318
Net increase (decrease) in net assets resulting from operations	6,514,739	(1,668,489)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(243,740)	(737,930)
From distributions to shareholders	(243,740)	(737,930)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	3,911,848	29,439,182
Cost of shares redeemed	—	(7,921,366)
Net increase in net assets from shares of beneficial interest	3,911,848	21,517,816

TOTAL INCREASE IN NET ASSETS	10,182,847	19,111,397

NET ASSETS
Beginning of Period	49,931,956	30,820,559
End of Period	$60,114,803	$49,931,956

SHARE ACTIVITY
Shares Sold	150,000	1,200,000
Shares Redeemed	—	(325,000)
Net increase in shares of beneficial interest outstanding	150,000	875,000

See accompanying notes to financial statements.

FormulaFolios ETFs
STATEMENTS OF CHANGES IN NET ASSETS
FormulaFolios Tactical Income ETF

	For the Six Months Ended	For the Year Ended
	November 30, 2019	May 31, 2019
FROM OPERATIONS	(Unaudited)
Net investment income	$3,847,142	$6,509,904
Net realized gain (loss) from investments	49,477	(5,271,781)
Net realized gain (loss) from in-kind redemptions	722,142	(267,009)
Net change in unrealized appreciation on investments	6,603,661	6,702,711
Net increase in net assets resulting from operations	11,222,422	7,673,825

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(3,901,045)	(6,554,520)
From distributions to shareholders	(3,901,045)	(6,554,520)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	31,049,596	78,534,808
Cost of shares redeemed	(18,508,288)	(19,758,954)
Net increase in net assets from shares of beneficial interest	12,541,308	58,775,854

TOTAL INCREASE IN NET ASSETS	19,862,685	59,895,159

NET ASSETS
Beginning of Period	231,634,444	171,739,285
End of Period	$251,497,129	$231,634,444

SHARE ACTIVITY
Shares Sold	1,250,000	3,300,000
Shares Redeemed	(750,000)	(850,000)
Net increase in shares of beneficial interest outstanding	500,000	2,450,000

See accompanying notes to financial statements.

FormulaFolios ETFs
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	FormulaFolios Hedged Growth ETF

	For the Six Months Ended		For the Year Ended		For the Period Ended
	November 30, 2019		May 31, 2019		May 31, 2018	(1)
	(Unaudited)
Net asset value, beginning of period	$25.60		$28.03		$25.00
Activity from investment operations:
Net investment income (2)	0.11		0.12		0.12
Net realized and unrealized gain (loss) on investments	2.11		(1.98)		3.06
Total from investment operations	2.22		(1.86)		3.18
Less distributions from:
Net investment income	(0.12)		(0.13)		(0.15)
Net realized gains	—		(0.44)		—
Total distributions	(0.12)		(0.57)		(0.15)
Net asset value, end of period	$27.70		$25.60		$28.03
Market price, end of period	$27.71		$25.62		$28.04
Total return (3)	8.73	% (7)	(6.66)%		13.03	% (7)
Net assets, at end of period (000s)	$67,872		$65,271		$63,063
Ratio of gross expenses to average net assets (5)	1.05	% (8)	1.03%		1.06	% (8)
Ratio of net expenses to average net assets (5)	0.95	% (8)	0.98	% (9)	0.95	% (8)
Ratio of net investment income to average net assets(4)	0.81	% (8)	0.43%		0.44	% (8)
Portfolio Turnover Rate (6)	197	% (7)	666%		138	% (7)

(1)	The FormulaFolios Hedged Growth ETF commenced operations on June 6, 2017.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date’s net asset value per share on their respective payment dates.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(6)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(7)	Not Annualized.

(8)	Annualized

(9)	Ratio includes 0.03% for the year ended May 31, 2019 attributed to interest expense and fees.

See accompanying notes to financial statements.

FormulaFolios ETFs
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	FormulaFolios Smart Growth ETF

	For the Six Months Ended		For the Year Ended	For the Period Ended
	November 30, 2019		May 31, 2019	May 31, 2018	(1)
	(Unaudited)
Net asset value, beginning of period	$24.98		$26.10	$25.00
Activity from investment operations:
Net investment income (2)	0.22		0.35	0.12
Net realized and unrealized gain (loss) on investments	2.65		(1.10)	1.17
Total from investment operations	2.87		(0.75)	1.29
Less distributions from:
Net investment income	(0.23)		(0.37)	(0.19)
Total distributions	(0.23)		(0.37)	(0.19)
Net asset value, end of period	$27.62		$24.98	$26.10
Market price, end of period	$27.63		$24.96	$26.09
Total return (3)	11.54	% (7)	(2.83)%	5.21	% (7)
Net assets, at end of period (000s)	$56,624		$50,593	$22,834
Ratio of gross expenses to average net assets (5)	0.61	% (8)	0.61%	1.67	% (8)
Ratio of net expenses to average net assets (5)	0.60	% (8)	0.60%	0.60	% (8)
Ratio of net investment income to average net assets(4)	1.65	% (8)	1.35%	0.81	% (8)
Portfolio Turnover Rate (6)	0	% (7)	0%	0	% (7)

(1)	The FormulaFolios Smart Growth ETF commenced operations on November 1, 2017.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date’s net asset value per share on their respective payment dates.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(6)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(7)	Not Annualized.

(8)	Annualized.

See accompanying notes to financial statements.

FormulaFolios ETFs
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	FormulaFolios Tactical Growth ETF
	For the Six Months Ended		For the Year Ended	For the Period Ended
	November 30, 2019		May 31, 2019	May 31, 2018	(1)
	(Unaudited)
Net asset value, beginning of period	$23.78		$25.16	$25.00
Activity from investment operations:
Net investment income (2)	0.10		0.37	0.12
Net realized and unrealized gain (loss) on investments	2.95		(1.34)	0.25
Total from investment operations	3.05		(0.97)	0.37
Less distributions from:
Net investment income	(0.11)		(0.41)	(0.21)
Total distributions	(0.11)		(0.41)	(0.21)
Net asset value, end of period	$26.72		$23.78	$25.16
Market price, end of period	$26.73		$23.79	$25.16
Total return (3)	12.83	% (7)	(3.81)%	1.35	% (7)
Net assets, at end of period (000s)	$60,115		$49,932	$30,821
Ratio of gross expenses to average net assets (5)	0.85	% (8)	0.87%	1.13	% (8)
Ratio of net expenses to average net assets (5)	0.80	% (8)	0.80%	0.80	% (8)
Ratio of net investment income to average net assets(4)	0.77	% (8)	1.56%	0.82	% (8)
Portfolio Turnover Rate (6)	0	% (7)	92%	56	% (7)

(1)	The FormulaFolios Tactical Growth ETF commenced operations on November 1, 2017.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date’s net asset value per share on their respective payment dates.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(6)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(7)	Not Annualized.

(8)	Annualized.

See accompanying notes to financial statements.

FormulaFolios ETFs
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	FormulaFolios Tactical Income ETF

	For the Six Months Ended		For the Year Ended	For the Period Ended
	November 30, 2019		May 31, 2019	May 31, 2018	(1)
	(Unaudited)
Net asset value, beginning of period	$24.13		$24.02	$25.00
Activity from investment operations:
Net investment income (2)	0.40		0.77	0.77
Net realized and unrealized gain (loss) on investments	0.78		0.11	(1.00)
Total from investment operations	1.18		0.88	(0.23)
Less distributions from:
Net investment income	(0.41)		(0.77)	(0.75)
Total distributions	(0.41)		(0.77)	(0.75)
Net asset value, end of period	$24.90		$24.13	$24.02
Market price, end of period	$24.90		$24.15	$24.06
Total return (3)	4.90	% (7)	3.77%	(1.02	)% (7)
Net assets, at end of period (000s)	$251,497		$231,634	$171,739
Ratio of gross expenses to average net assets (5)	0.71	% (8)	0.74%	0.75	% (8)
Ratio of net expenses to average net assets (5)	0.71	% (8)	0.74%	0.75	% (8)
Ratio of net investment income to average net assets(4)	3.22	% (8)	3.24%	3.19	% (8)
Portfolio Turnover Rate (6)	0	% (7)	135%	48	% (7)

(1)	The FormulaFolios Tactical Income ETF commenced operations on June 6, 2017.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date’s net asset value per share on their respective payment dates.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(6)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(7)	Not Annualized.

(8)	Annualized.

See accompanying notes to financial statements.

FormulaFolios ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)
November 30, 2019

1.	ORGANIZATION

The FormulaFolios Hedged Growth ETF (“Hedged Growth ETF”), the FormulaFolios Smart Growth ETF (“Smart Growth ETF”), the FormulaFolios Tactical Growth ETF (“Tactical Growth ETF”), and the FormulaFolios Tactical Income ETF (“Tactical Income ETF”), formerly known as FormulaFolios Income ETF, (each a “Fund” and collectively the “Funds”) are each a diversified series of Northern Lights Fund Trust IV (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 2, 2015, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The investment objective of the Hedged Growth ETF and Smart Growth ETF is to seek to provide capital growth. The Tactical Growth ETF seeks long-term total return. The Tactical Income ETF seeks to provide income. The Hedged Growth ETF and Tactical Income ETF commenced operations on June 5, 2017. The Smart Growth ETF and Tactical Growth ETF commenced operations on October 31, 2017.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including Accounting Standards update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “investment companies”). Investment companies are valued at their respective net asset values as reported by such investment companies. Mutual funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. Exchange-traded funds (“ETFs”) are valued at the last reported price or official closing price. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There

FormulaFolios ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2019

can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board of Trustees (“the Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

FormulaFolios ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2019

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2019 for the Funds’ assets measured at fair value:

FormulaFolios Hedged Growth ETF

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$66,219,601	$—	$—	$66,219,601
Collateral For Securities Loaned	12,839,400	—	—	12,839,400
Total	$79,059,001	$—	$—	$79,059,001

FormulaFolios Smart Growth ETF

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$56,450,992	$—	$—	$56,450,992
Collateral For Securities Loaned	887,220	—	—	887,220
Total	$57,338,212	$—	$—	$57,338,212

FormulaFolios ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2019

FormulaFolios Tactical Growth ETF

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$59,718,325	$—	$—	$59,718,325
Collateral For Securities Loaned	6,573,060	—	—	6,573,060
Total	$66,291,385	$—	$—	$66,291,385

FormulaFolios Tactical Income ETF

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$247,572,023	$—	$—	$247,572,023
Collateral For Securities Loaned	1,214,400	—	—	1,214,400
Total	$248,786,423	$—	$—	$248,786,423

The Funds did not hold any Level 3 securities during the year.

*	See Portfolios of Investments for industry classification.

Exchange Traded Funds – The Funds may invest in ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock. An index ETF represents a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which it invests, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Security transactions and related income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis and includes amortization and accretion, which is recorded using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Distributions to shareholders – Dividends from net investment income, if any, are declared and paid quarterly for Hedged Growth ETF, Smart Growth ETF, and Tactical Growth ETF and monthly for Tactical Income ETF. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Cash and Cash Equivalents – Idle cash may be swept into various overnight demand deposits and is classified as cash and cash equivalents on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

FormulaFolios ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2019

Federal Income Taxes – The Funds comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax year 2018-2019, or expected to be taken in the Funds’ 2020 tax returns. The Funds identified their major tax jurisdictions as U.S. federal and foreign jurisdictions where the Funds make significant investments. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expenses in the Statements of Operations. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended November 30, 2019, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to:

Fund	Purchases	Sales
FormulaFolios Hedged Growth ETF	$134,894,484	$137,646,301
FormulaFolios Smart Growth ETF	3,943,540	3,384,424
FormulaFolios Tactical Growth ETF	3,869,604	—
FormulaFolios Tactical Income ETF	30,900,969	18,389,053

For the six months ended November 30, 2019, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to:

Fund	Purchases	Sales
FormulaFolios Hedged Growth ETF	$6,583,932	$8,725,622
FormulaFolios Smart Growth ETF	3,943,540	3,384,424
FormulaFolios Tactical Growth ETF	3,869,604	—
FormulaFolios Tactical Income ETF	30,900,969	18,389,053

FormulaFolios ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2019

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

FormulaFolio Investments LLC serves as the Funds’ investment adviser (the “Adviser”) pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.80%, 0.35%, 0.60%, and 0.60% of average daily net assets of Hedged Growth ETF, Smart Growth ETF, Tactical Growth ETF, and Tactical Income ETF, respectively. During the six months ended November 30, 2019, the Adviser earned the following fees:

Fund	Advisory Fee
Hedged Growth ETF	$262,859
Smart Growth ETF	95,594
Tactical Growth ETF	171,434
Tactical Income ETF	713,917

Pursuant to a written agreement (the “Waiver Agreement”), the Adviser has contractually agreed, until at least September 30, 2020, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.95%, 0.60%, 0.80%, and 0.80% of average daily net assets of Hedged Growth ETF, Smart Growth ETF, Tactical Growth ETF, and Tactical Income ETF, respectively; subject to possible recoupment from the Funds in future years within the three years from the date the fees have been waived or reimbursed if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of the recoupment. Fee waiver and reimbursement arrangements can decrease the Funds’ expenses and boost its performance. If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the operating expenses attributable to the Funds are subsequently less than the Expense Limitation, the Adviser shall be entitled to reimbursement by the applicable Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the expenses to exceed the Expense Limitation. If the Funds’ operating expenses subsequently exceed the Expense Limitation, the reimbursements shall be suspended.

FormulaFolios ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2019

During the year six months ended November 30, 2019, the Adviser waived fees and/or reimbursed expenses, pursuant to the Waiver Agreement, in the amounts of:

Fees waived
(reimbursed) by the
Fund	Adviser
Hedged Growth ETF	$31,442
Smart Growth ETF	3,354
Tactical Growth ETF	15,144

The table below contains the amounts of fee waivers and expense reimbursements subject to recapture by the Adviser through May 31 of the year indicated.

Fund	2021	2022
Hedged Growth ETF	$52,260	$35,307
Smart Growth ETF	57,819	5,227
Tactical Growth ETF	41,961	30,595

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor” or “NLD”). The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plan as amended (the “Plan”), pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services related to Fund shares. Under the Plan, the Funds may pay 0.25% per year of the average daily net assets of Fund shares for such distribution and shareholder service activities. As of November 30, 2019 the Plan has not been activated. For the six months ended November 30, 2019, the Funds did not incur any distribution fees.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares and is an affiliate of Gemini Fund Services, LLC. For the period ended November 30, 2019, there were no underwriting commissions.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration and fund accounting services to the Funds, which are included in administrative service fees in the Statements of Operations. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund, which are included in compliance officer fees in the Statements of Operations.

FormulaFolios ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2019

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds, which are included in printing expenses in the Statements of Operations.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD, NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 25,000 for Smart Growth ETF and Tactical Growth ETF. Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 50,000 shares for Hedged Growth ETF and Tactical Income ETF. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date.

Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Funds are disclosed in the Statements of Changes in Net Assets. For the six months ended November 30, 2019, Hedged Growth ETF received $2,000 in fixed fees and $0 in variable fees, Smart Growth ETF received $2,750 in fixed fees and $0 in variable fees, Tactical Growth ETF received $1,250 in fixed fees and $0 in variable fees and Tactical Income ETF received $6,000 and $0 in variable fees, respectively.

FormulaFolios ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2019

The Transaction Fees for the Funds are listed in the table below:

Fee for in-Kind and Cash	Maximum Additional Variable
Purchases	Charge for Cash Purchases*
$250	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

6.	SECURITIES LENDING

Under an agreement (the “Securities Lending Agreement”) with the Securities Finance Trust Company (“SFTC”), the Funds can lend their portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. For each securities loan, the borrower shall transfer collateral in an amount determined by applying the margin to the market value of the loaned available securities (102% for same currency and 105% for cross currency). Collateral is invested in highly liquid, short-term instruments such as money market funds in accordance with the Funds’ security lending procedures. The Funds continue to receive interest or dividends on the securities loaned. The Funds have the right under the Securities Lending Agency Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Funds could experience delays or losses on recovery. Additionally, the Funds are subject to the risk of loss from investments made with the cash received as collateral. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

The following table breaks out the Funds’ securities lending transactions accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of November 30, 2019:

FormulaFolios Hedged Growth ETF	Remaining Contractual Maturity of the Agreements as of November 30, 2019

	Overnight
	and		Between 30
Securities Lending Transactions	Continuous	< 30 days	& 90 days	> 90 days	Total
Money Market Fund	$12,839,400	$—	$—	$—	$12,839,400
Total Borrowings	$12,839,400	$—	$—	$—	$12,839,400
Gross amount of recognized liabilities for securities lending transactions					$12,839,400

FormulaFolios ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2019

FormulaFolios Smart Growth ETF	Remaining Contractual Maturity of the Agreements as of November 30, 2019

	Overnight		Between
	and		30 & 90
Securities Lending Transactions	Continuous	< 30 days	days	> 90 days	Total
Cash	$4,836,780	$—	$—	$—	$4,836,780
Money Market Fund	887,220	—	—	—	887,220
Total Borrowings	$5,724,000	$—	$—	$—	$5,724,000
Gross amount of recognized liabilities for securities lending transactions					$5,724,000

FormulaFolios Tactical Growth ETF	Remaining Contractual Maturity of the Agreements as of November 30, 2019

	Overnight		Between
	and		30 & 90
Securities Lending Transactions	Continuous	< 30 days	days	> 90 days	Total
Cash	$3,100,500	$—	$—	$—	$3,100,500
Money Market Fund	6,573,060	—	—	—	6,573,060
Total Borrowings	$9,673,560	$—	$—	$—	$9,673,560
Gross amount of recognized liabilities for securities lending transactions					$9,673,560

FormulaFolios Tactical Income ETF	Remaining Contractual Maturity of the Agreements as of November 30, 2019

	Overnight		Between
	and		30 & 90
Securities Lending Transactions	Continuous	< 30 days	days	> 90 days	Total
Money Market Fund	$1,214,400	$—	$—	$—	$1,214,400
Total Borrowings	$1,214,400	$—	$—	$—	$1,214,400
Gross amount of recognized liabilities for securities lending transactions					$1,214,400

At November 30, 2019, the Funds had loaned securities and received cash collateral for the loan. This cash was held as both Cash and invested in the Fidelity Investments Money Market Government Portfolio-Institutional Class (“Money Market Fund”) as shown in the Portfolio of Investments. The Funds receive compensation relating to the lending of the Fund’s securities as reflected in the Statement of Operations. The fair value of the “Collateral for Securities Loaned” on the Portfolio of Investments includes only the portion of collateral invested in the Money Market Fund. The portion of collateral held as cash is included on the Statement of Assets and Liabilities. These amounts are offset by a liability recorded as “Securities lending collateral” as shown on the Statement of Assets and Liabilities.

FormulaFolios ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2019

7.	INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. Companies that are affiliates in Tactical Growth ETF at November 30, 2019 are noted in the Fund’s Portfolio of Investments. Transactions during the year with companies that are affiliates are as follows:

						Change in			Percent of
	Fair Value-			Dividends		Unrealized			voting
	Beginning of			Credited to	Realized Gain	Appreciation/	Fair Value-End of	Shares held at	securities
Description	Period	Purchases	Sales Proceeds	Income	(Loss)	(Depreciation)	Period	End of Period	owned
Invesco DB Gold Fund	$9,699,974	$776,583	$—	$—	$—	$1,106,313	$11,582,870	259,888	7.64%
Total	$9,699,974	$776,583	$—	$—	$—	$1,106,313	$11,582,870	259,888	7.64%

8.	UNDERLYING FUND RISK

Other investment companies including ETFs and closed-end funds (“Underlying Funds”) in which the Funds invest are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, the cost of investing in the Funds will be higher than the cost of investing directly in the Underlying Funds and may be higher than other ETFs that invest directly in stocks and bonds. Each of the Underlying Funds is subject to its own specific risks, but the Adviser expects the principal investment risks of such Underlying Funds will be similar to the risks of investing in the corresponding Funds. Closed-end funds and ETFs may also trade at a discount or premium to their NAV and may trade at a larger discount or smaller premium subsequent to purchase by the Funds.

9.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Smart Growth ETF and Tactical Growth ETF currently seek to achieve their investment objective by investing a portion of their assets in the iShares Core S&P 500 ETF and Vanguard Total Stock Market ETF (the “Securities”). The Smart Growth ETF and Tactical Growth ETF may redeem Securities at any time if the Adviser determines that it is in the best interest of the Smart Growth ETF and Tactical Growth ETF and its shareholders to do so.

The performance of the Smart Growth ETF and Tactical Growth ETF will be directly affected by the performance of the Securities. The annual report of the Securities, along with the report of the independent registered public accounting firm is included in the applicable Security’s N-CSRs available at www.sec.gov. As of November 30, 2019, the percentage of the Smart Growth ETF’s net assets invested in iShares Core S&P 500 ETF was 33.1%. The percentage of the Tactical Growth ETF’s net assets invested in Vanguard Total Stock Market ETF was 33.4%.

FormulaFolios ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2019

10.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION-TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at November 30, 2019, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Hedged Growth ETF	$74,311,004	$4,747,997	$—	$4,747,997
Smart Growth ETF	54,381,536	3,238,806	(282,130)	2,956,676
Tactical Growth ETF	59,145,683	7,145,702	—	7,145,702
Tactical Income ETF	239,711,483	9,537,405	(462,465)	9,074,940

11.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions for the fiscal year/period ended May 31, 2019 and May 31, 2018 were as follows:

	For the year ended May 31, 2019
	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
Hedged Growth ETF	$1,499,930	$—	$—	$1,499,930
Smart Growth ETF	569,513	—	—	569,513
Tactical Growth ETF	737,930	—	—	737,930
Tactical Income ETF	6,554,520	—	—	6,554,520

	For the period ended May 31, 2018
	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
Hedged Growth ETF	$250,005	$—	$—	$250,005
Smart Growth ETF	43,581	—	6,309	49,890
Tactical Growth ETF	149,796	—	6,579	156,375
Tactical Income ETF	4,202,998	—	29,262	4,232,260

As of May 31, 2019, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
	Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Fund	Income	Capital Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
Hedged Growth ETF	$382,624	$—	$—	$—	$—	$(2,992,316)	$(2,609,692)
Smart Growth ETF	—	—	—	—	—	(2,106,726)	(2,106,726)
Tactical Growth ETF	—	—	(1,048,018)	—	(2,378,641)	852,613	(2,574,046)
Tactical Income ETF	—	—	(3,692,724)	—	(3,219,895)	2,471,279	(4,441,340)

FormulaFolios ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2019

The difference between book basis and tax basis undistributed accumulated net realized gain, and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following funds incurred and elected to defer such capital losses as follows:

Post October
Fund	Losses
Tactical Growth ETF	$2,378,641
Tactical Income ETF	3,219,895

At May 31, 2019, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

	Non-Expiring	Non-Expiring
Fund	Short-Term	Long-Term	Total	CLCF Utilized
Tactical Growth ETF	$698,505	$349,513	$1,048,018	$—
Tactical Income ETF	3,692,724	—	3,692,724	—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses, return of capital distributions, and adjustments related to Redemptions in kind, resulted in reclassifications for the Funds for the fiscal year ended May 31, 2019 as follows:

	Paid
	In	Accumulated
Fund	Capital	Earnings (Losses)
Hedged Growth ETF	$240,009	$(240,009)
Smart Growth ETF	(98,651)	98,651
Tactical Growth ETF	160,523	(160,523)
Tactical Income ETF	(472,747)	472,747

12.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

FormulaFolios ETFs
EXPENSE EXAMPLES (Unaudited)
November 30, 2019

Example

All exchange traded funds have operating expenses. As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. A shareholder may incur brokerage commissions on their purchase and sales of Fund shares, which are not reflected in the examples below.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2019 through November 30, 2019.

Actual Expenses

The “Actual” columns in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)
	Net	Beginning	Ending	Expenses	Ending	Expenses
	Expense	Account Value	Account Value	Paid During	Account Value	Paid During
	Ratio	6/1/19	11/30/19	Period *	11/30/19	Period*

FormulaFolios Hedged Growth ETF	0.95%	$1,000.00	$1,087.30	$4.96	$1,020.25	$4.80
FormulaFolios Smart Growth ETF	0.60%	$1,000.00	$1,115.40	$3.17	$1,022.00	$3.03
FormulaFolios Tactical Growth ETF	0.80%	$1,000.00	$1,128.30	$4.26	$1,021.00	$4.04
FormulaFolios Tactical Income ETF	0.71%	$1,000.00	$1,049.00	$3.64	$1,021.45	$3.59

*	Expense information for each Fund is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 183/366 (to reflect the full half-year period).

For more information about current performance, holdings, or historical premiums/discounts, please visit the Funds’ website at www.formulafoliofunds.com.

PRIVACY NOTICE

Northern Lights Fund Trust IV

Rev. August 2015

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST IV DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust IV chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust IV share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-866-270-0300

PRIVACY NOTICE

Northern Lights Fund Trust IV

What we do:
How does Northern Lights Fund Trust IV protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust IV collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust IV does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-855-907-3233 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, or as an exhibit to its report on Form N-Q’s successor form, Form N-Port. Form N-Q and Form N-Port are available on the SEC’s website at http://www.sec.gov. The information on Form N-Q is available without charge, upon request, by calling 1-855-733-3863.

INVESTMENT ADVISER
FormulaFolio Investments LLC
89 Ionia SW, Suite 600
Grand Rapids, MI 49503

ADMINISTRATOR
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022-3474

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 2/7/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 2/7/2020

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 2/7/2020